REVENUE, SEGMENT INFORMATION (Details Narrative) $ in Millions	12 Months Ended
	Mar. 31, 2026 Segments	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)
Segment Reporting [Abstract]
Number of reportable segments | Segments	1
Remaining performance obligation | $		$ 1.4	$ 5.7